Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

 Note 7 - Property, Plant and Equipment, Net

	December 31
	2013	2014
	US$ thousands

Machinery and equipment	4,028	5,338
Office furniture and equipment	389	433
Leasehold improvements	486	1,023

Property, plant and equipment	4,903	6,794

Accumulated depreciation	(3,424)	(4,336)

Property, Plant and equipment, net	1,479	2,458

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 were US$ 454 thousand, US$ 639 thousand and US$ 891 thousand, respectively.